Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about other cash generated from / (used in) operating activities [Table Text Block]
	Year ended December 31,
	2022	2021
Changes in non-current assets	$(1,577)	$7,038
Amortization of community agreements	5,129	-
Share based compensation paid	(6,647)	(6,782)
Restructuring - Manitoba	(4,524)	6,947
Other	5,576	565
	$(2,043)	$7,768

Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31,
	2022	2021
Change in:
Trade and other receivables	$88,482	$(60,978)
Other financial assets/liabilities	11,977	(7,758)
Inventories	(13,032)	(32,752)
Prepaid expenses	(5,377)	1,663
Trade and other payables	2,449	(11,549)
Provisions and other liabilities	11,575	8,583
	$96,074	$(102,791)